Property, Plant, and Equipment (Schedule of Property, Plant, and Equipment) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Gross property, plant, and equipment	$ 391,537	$ 345,686
Less accumulated depreciation	(188,052)	(155,079)
Net property, plant, and equipment	203,485	190,607
Land
Property, Plant and Equipment [Line Items]
Gross property, plant, and equipment	8,968	8,614
Buildings and improvements
Property, Plant and Equipment [Line Items]
Gross property, plant, and equipment	56,022	47,752
Machinery and equipment
Property, Plant and Equipment [Line Items]
Gross property, plant, and equipment	286,577	250,210
Construction in Progress
Property, Plant and Equipment [Line Items]
Gross property, plant, and equipment	$ 39,970	$ 39,110